UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2013

Date of reporting period: December 31, 2012

Item 1. Reports to Stockholders.

December 31, 2012

SEMI-ANNUAL REPORT

New Covenant Funds

New Covenant Growth Fund

New Covenant Income Fund

New Covenant Balanced Growth Fund

New Covenant Balanced Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Argentina — 0.3%
MercadoLibre	11,500	$904

Australia — 0.7%
Brambles	101,481	804
Cochlear	10,089	836
Shopping Centres Australasia Property Group‡*	1	—
Woolworths	25,259	775

		2,415

Belgium — 0.2%
Groupe Bruxelles Lambert	7,239	577

Brazil — 0.3%
Itau Unibanco Holding ADR	33,343	549
Petroleo Brasileiro ADR	30,640	596

		1,145

Canada — 0.9%
Catamaran	1,804	85
Cenovus Energy	14,102	471
Eldorado Gold	47,784	614
Fairfax Financial Holdings	3,138	1,130
Ritchie Bros Auctioneers	23,399	488
Thomson Reuters	4,839	141
Westport Innovations*	11,830	313

		3,242

China — 0.8%
Baidu ADR*	9,368	940
China Shenhua Energy, Cl H	231,000	1,035
Want Want China Holdings	681,000	954

		2,929

Description	Shares	Market Value ($ Thousands)

Denmark — 1.0%
DSV	34,847	$900
Novo Nordisk ADR	11,175	1,824
Novozymes, B Shares	28,061	796

		3,520

Finland — 0.6%
Kone, Cl B	19,310	1,426
Sampo, Cl A	25,922	839

		2,265

France — 1.2%
Cie Generale d’Optique Essilor International	11,365	1,145
Danone ADR	115,183	1,542
Edenred	25,451	786
Lafarge	12,467	804

		4,277

Germany — 1.2%
Aixtron	20,945	250
Continental	6,066	706
Deutsche Boerse	13,408	821
SAP ADR	29,863	2,400

		4,177

Hong Kong — 1.2%
Cheung Kong Holdings	47,000	731
Hang Seng Bank	54,900	848
Hong Kong Exchanges and Clearing	72,400	1,253
Kunlun Energy	580,000	1,226

		4,058

Ireland — 1.7%
Accenture, Cl A	781	52
Covidien	18,113	1,046
CRH	33,302	689
Eaton	2,956	160
Experian	64,403	1,039
Ingersoll-Rand	41,769	2,003
Ryanair Holdings ADR	24,248	831

		5,820

Japan — 1.9%
Canon	14,600	567
Fast Retailing	3,800	972
Inpex	109	584
Mitsui	40,100	602
Olympus	30,200	587
Rakuten	97,200	759
Shimano	8,500	545
SMC	4,800	874

New Covenant Funds / Semi-Annual Report / December 31, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

December 31, 2012

Description	Shares	Market Value ($ Thousands)
Tokyo Electron	10,400	$481
Trend Micro	18,000	545

		6,516

Netherlands — 0.8%
Chicago Bridge & Iron	509	24
CNH Global	2,857	115
James Hardie Industries	72,273	699
QIAGEN	1,417	26
Unilever	28,714	1,098
Unilever ADR	25,362	971

		2,933

Norway — 0.4%
Aker Solutions	41,372	855
Seadrill	13,177	485

		1,340

Portugal — 0.1%
Galp Energia, Cl B	24,181	376

Russia — 0.4%
Magnit GDR	24,194	984
Sberbank of Russia ADR	35,804	449

		1,433

Singapore — 0.6%
Avago Technologies, Cl A	4,239	134
DBS Group Holdings	57,176	702
United Overseas Bank	75,552	1,240

		2,076

South Africa — 0.7%
Massmart Holdings	29,394	666
Naspers, Cl N	26,735	1,725

		2,391

South Korea — 0.9%
Hyundai Mobis*	2,276	617
NHN*	2,005	426
Samsung Electronics GDR	3,200	2,297

		3,340

Spain — 0.3%
Inditex	8,508	1,194

Sweden — 1.2%
Allied World Assurance Holdings	839	66
Atlas Copco, Cl B	88,319	2,167
Svenska Handelsbanken, Cl A	37,873	1,361
Volvo, Cl B	40,179	554

		4,148

Description	Shares	Market Value ($ Thousands)

Switzerland — 1.2%
Garmin	3,446	$141
Nestle	31,433	2,049
Pentair	43,229	2,125
Tyco International	391	11

		4,326

Taiwan — 0.8%
Hon Hai Precision Industry GDR	114,676	698
Taiwan Semiconductor Manufacturing ADR	117,993	2,025

		2,723

Turkey — 0.3%
BIM Birlesik Magazalar	14,601	716
Turkiye Garanti Bankasi ADR	83,369	433

		1,149

United Kingdom — 3.2%
Amlin	121,563	756
Antofagasta	39,786	872
Aon	440	25
ARM Holdings	102,000	1,289
BG Group	40,125	670
BHP Billiton	24,018	848
Burberry Group	16,285	328
Capita	67,879	839
Hargreaves Lansdown	37,885	424
Petrofac	19,000	508
Premier Farnell	124,129	396
Prudential	64,394	919
Rio Tinto	23,521	1,373
Tullow Oil	52,154	1,088
Wolseley	21,036	1,006

		11,341

United States — 74.4%
Consumer Discretionary — 14.1%
Amazon.com	10,417	2,616
Bed Bath & Beyond	42,325	2,366
Cablevision Systems, Cl A	92,919	1,388
Carnival	555	20
CBS, Cl B	73,706	2,805
Charter Communications, Cl A	13,874	1,058
Choice Hotels International	4,207	141
Coach	47,769	2,652
Comcast, Cl A	6,589	246
Delphi Automotive	15,031	575
DIRECTV*	1,202	60
Discovery Communications, Cl A	21,439	1,361
Expedia	662	41
Ford Motor	4,820	62
Gannett	313	6

2	New Covenant Funds / Semi-Annual Report / December 31, 2012

Description	Shares	Market Value ($ Thousands)
General Motors	318	$9
Gentex	44,553	839
Genuine Parts	2,348	149
Harley-Davidson	51,059	2,494
Home Depot	26,870	1,662
Jarden	2,250	116
JC Penney	7,776	153
Johnson Controls	857	26
Lennar, Cl A	1,057	41
Liberty Interactive, Cl A*	1,140	22
Liberty Media - Liberty Capital, Cl A	249	29
Liberty Ventures*	57	4
Lowe’s	104,521	3,713
Limited Brands	445	21
Macy’s	532	21
Marriott International, Cl A	3,886	145
Mattel	153	6
McDonald’s	1,274	112
McGraw-Hill	16,341	893
Michael Kors Holdings	492	25
Mohawk Industries	490	44
Morningstar	2,128	134
Newell Rubbermaid	6,476	144
News, Cl A	3,693	94
News, Cl B	51,467	1,350
NIKE, Cl B	59,320	3,061
Nordstrom	49,131	2,629
O’Reilly Automotive	167	15
Polaris Industries	6,518	548
priceline.com*	60	37
PulteGroup	443	8
Ralph Lauren, Cl A	7,712	1,156
Ross Stores	363	20
Sally Beauty Holdings	123	3
Signet Jewelers	454	24
Staples	78,079	890
Starbucks	27,785	1,490
Starwood Hotels & Resorts Worldwide	21,542	1,236
Target	43,981	2,602
Tempur-Pedic International	83	3
Time Warner	1,069	51
Time Warner Cable	23,177	2,253
TJX	2,126	90
Tractor Supply	93	8
Tupperware Brands	2,114	136
Under Armour, Cl A	18,381	892
Virgin Media	363	13
Walt Disney	55,351	2,756
Wyndham Worldwide	461	25
Yum! Brands	31,314	2,079

		49,668

Description	Shares	Market Value ($ Thousands)
Consumer Staples — 9.6%
Archer-Daniels-Midland	4,966	$136
Avon Products	10,034	144
Bunge	1,900	138
Campbell Soup	48,594	1,695
Church & Dwight	2,695	144
Clorox	1,706	125
Coca-Cola	119,046	4,315
Coca-Cola Enterprises	3,933	125
Colgate-Palmolive	43,351	4,532
ConAgra Foods	5,032	148
Costco Wholesale	38,998	3,852
CVS Caremark	4,215	204
Dean Foods*	7,011	116
Dr. Pepper Snapple Group	2,621	116
Energizer Holdings	1,576	126
Estee Lauder, Cl A	68,850	4,122
Flowers Foods	4,001	93
Fresh Market*	2,766	133
General Mills	3,844	155
Green Mountain Coffee Roasters*	884	37
Hershey	1,759	127
Hillshire Brands	4,965	140
HJ Heinz	2,436	141
Hormel Foods	3,897	122
Ingredion	2,185	141
JM Smucker	1,615	139
Kellogg	2,710	151
Kimberly-Clark	1,854	157
Kraft Foods Group	3,705	169
Kroger	5,698	148
McCormick	2,001	127
Mead Johnson Nutrition, Cl A	29,050	1,914
Mondelez International, Cl A	48,107	1,225
Monster Beverage	1,659	88
Nu Skin Enterprises, Cl A	3,028	112
PepsiCo	16,591	1,135
Pricesmart	5,528	426
Procter & Gamble	5,167	351
Ralcorp Holdings	1,631	146
Safeway	6,622	120
Smithfield Foods	5,369	116
Sysco	4,724	149
Tyson Foods, Cl A	6,166	120
Walgreen	894	33
Wal-Mart Stores	32,099	2,190
Whole Foods Market	39,254	3,585

		33,728

Energy — 5.5%
Anadarko Petroleum	2,042	152
Apache	19,487	1,530
Baker Hughes	30,662	1,252
Cameron International	235	14

New Covenant Funds / Semi-Annual Report / December 31, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

December 31, 2012

Description	Shares	Market Value ($ Thousands)
Chesapeake Energy	68,906	$1,145
Chevron	2,427	262
Concho Resources	135	11
ConocoPhillips	14,862	862
Devon Energy	551	29
Exxon Mobil	26,560	2,299
Kinder Morgan	853	30
Kosmos Energy	1,732	21
Marathon Oil	3,982	122
Murphy Oil	24,376	1,452
National Oilwell Varco	42,255	2,888
Noble Energy	14,337	1,459
Occidental Petroleum	2,107	161
Oceaneering International	2,215	119
Oil States International*	67	5
Phillips 66	19,044	1,011
Schlumberger	63,952	4,431
Spectra Energy	845	23
Ultra Petroleum	198	4
Williams	764	25

		19,307

Financials — 7.8%
Aflac	29,712	1,578
American Express	54,205	3,116
American International Group*	21,819	770
Ameriprise Financial	295	18
Apartment Investment & Management, Cl A‡	315	9
Arch Capital Group	558	24
Ares Capital	1,320	23
Axis Capital Holdings	3,078	107
Bank of America	13,953	162
Bank of New York Mellon	1,615	42
BB&T	906	26
Berkshire Hathaway, Cl B	2,551	229
Boston Properties‡	97	10
Capital One Financial	61,534	3,564
CBRE Group, Cl A	89,441	1,780
Citigroup	3,778	149
Credicorp	7,547	1,106
Discover Financial Services	435	17
Equity Residential‡	2,092	119
Everest Re Group	226	25
Fidelity National Financial, Cl A	72,782	1,714
Fifth Third Bancorp	1,194	18
Forest City Enterprises, Cl A*	179	3
General Growth Properties‡	1,279	25
Genworth Financial, Cl A*	638	5
Goldman Sachs Group	673	86
HCP‡	2,081	94
JPMorgan Chase	65,883	2,897
Lazard, Cl A	50,575	1,509
Leucadia National	3,054	73

Description	Shares	Market Value ($ Thousands)
Loews	544	$22
Marsh & McLennan	713	25
MetLife	5,094	168
Morgan Stanley	2,008	38
MSCI, Cl A*	39,450	1,222
Northern Trust	15,503	778
PartnerRe	316	25
Plum Creek Timber‡	149	7
PNC Financial Services Group	684	40
ProLogis‡	596	22
Prudential Financial	632	34
Simon Property Group‡	1,047	165
SLM	686	12
State Street	41,264	1,940
SunTrust Banks	34,074	966
US Bancorp	6,594	211
Vornado Realty Trust‡	1,113	89
Wells Fargo	9,326	319
Weyerhaeuser‡	82,170	2,286
White Mountains Insurance Group	41	21
Zions Bancorporation	146	3

		27,691

Health Care — 7.9%
Abbott Laboratories	1,908	125
Alexion Pharmaceuticals*	8,435	791
Allergan	10,243	940
Amgen	34,650	2,991
Baxter International	881	59
Biogen Idec	315	46
Bristol-Myers Squibb	4,135	135
Celgene*	38,189	3,006
Cerner	26,272	2,040
Dentsply International	183	7
Eli Lilly	1,831	90
Express Scripts Holding	1,793	97
Forest Laboratories	50,734	1,792
Gilead Sciences	1,028	76
HCA Holdings	1,295	39
Hologic	39,427	790
Intuitive Surgical	2,864	1,404
Johnson & Johnson	24,864	1,743
Life Technologies	232	11
Medtronic	561	23
Merck	6,735	276
Mettler-Toledo International	42	8
Mylan*	64,250	1,766
Myriad Genetics*	102	3
Perrigo	16,577	1,724
Pfizer	173,655	4,355
Regeneron Pharmaceuticals	219	37
St. Jude Medical	45,982	1,662
Teleflex	22,813	1,627
Thermo Fisher Scientific	1,016	65

4	New Covenant Funds / Semi-Annual Report / December 31, 2012

Description	Shares	Market Value ($ Thousands)
UnitedHealth Group	2,881	$156
WellPoint	452	28

		27,912

Industrials — 6.2%
3M	1,695	158
ADT	195	9
AMETEK	314	12
Armstrong World Industries	462	23
BE Aerospace	2,805	139
Caterpillar	1,716	154
CH Robinson Worldwide	215	13
Cintas	551	23
Copa Holdings, Cl A	869	86
Crane	2,794	129
CSX	1,434	28
Cummins	7,249	785
Danaher	2,292	128
Deere	2,067	179
Delta Air Lines	3,732	44
Dover	243	16
Emerson Electric	25,317	1,341
Engility Holdings	7,012	135
Exelis	42,583	480
Fastenal	21,445	1,001
FedEx	412	38
General Electric	114,152	2,396
GrafTech International	163,502	1,535
Honeywell International	3,184	202
Huntington Ingalls Industries	3,053	132
IHS, Cl A	64	6
Illinois Tool Works	24,934	1,516
JB Hunt Transport Services	119	7
Joy Global	14,182	905
Kansas City Southern	15,713	1,312
Manpower	107	5
Masco	6,104	102
Nielsen Holdings	3,499	107
Norfolk Southern	429	27
PACCAR	497	22
Pall	37,142	2,238
Parker Hannifin	1,607	137
Precision Castparts	11,624	2,202
Republic Services, Cl A	692	20
Rollins	2,765	61
RR Donnelley & Sons	244	2
Spirit Aerosystems Holdings, Cl A*	8,583	146
Textron	4,669	116
Timken	2,717	130
Toro	2,479	107
Towers Watson, Cl A	74	4
TransDigm Group	918	125
Triumph Group	2,165	141
Union Pacific	21,027	2,643

Description	Shares	Market Value ($ Thousands)
United Continental Holdings	1,868	$44
United Parcel Service, Cl B	1,804	133
United Technologies	2,639	216
URS	102	4
Waste Management	3,917	132
Xylem	232	6

		21,802

Information Technology — 16.7%
Activision Blizzard	1,707	18
Adobe Systems	107,634	4,056
Alliance Data Systems*	67	10
Altera	46,945	1,617
Amdocs	3,848	131
Amphenol, Cl A	366	24
ANSYS	120	8
Apple	11,904	6,345
Applied Materials	1,714	19
Autodesk	91,011	3,217
Automatic Data Processing	68,057	3,880
BMC Software	214	9
Broadcom, Cl A	697	23
CA	799	18
Cisco Systems	56,758	1,115
Citrix Systems	245	16
Cognizant Technology Solutions, Cl A*	248	18
Corning	2,041	26
Cree	139	5
Dell	3,957	40
eBay*	57,854	2,952
EMC*	104,557	2,645
F5 Networks*	173	17
Facebook, Cl A*	31,380	836
FLIR Systems	208	4
Freescale Semiconductor*	1,525	17
Gartner	127	6
Genpact	1,342	21
Google, Cl A*	5,777	4,098
IAC	438	21
Informatica	138	4
Intel	113,753	2,347
International Business Machines	15,450	2,959
Intuit	20,355	1,211
Juniper Networks	693	14
LSI	160,351	1,135
Marvell Technology Group	1,401	10
Mastercard, Cl A	4,123	2,026
Maxim Integrated Products	2,676	79
Microchip Technology	234	8
MICROS Systems	105	4
Microsoft	82,044	2,193
Molex	5,187	142
Motorola Solutions	2,038	113
NetApp*	456	15

New Covenant Funds / Semi-Annual Report / December 31, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Concluded)

December 31, 2012

Description	Shares	Market Value ($ Thousands)
NeuStar, Cl A	87	$4
Oracle	92,258	3,074
Paychex	615	19
QUALCOMM	74,751	4,636
Red Hat	46,778	2,477
Riverbed Technology	61,031	1,204
Salesforce.com*	174	29
SanDisk	310	14
Skyworks Solutions	246	5
Solera Holdings	92	5
Symantec	982	19
Texas Instruments	25,894	801
Total System Services	36,235	776
Trimble Navigation	159	9
VeriFone Systems	132	4
VeriSign	857	33
Visa, Cl A	15,144	2,295
Xerox	6,018	41
Yahoo!	1,578	31

		58,948

Materials — 5.2%
Air Products & Chemicals	274	23
Airgas	102	9
Ball	3,167	142
Cabot	86	3
Dow Chemical	59,565	1,925
Ecolab	38,848	2,793
EI du Pont de Nemours	31,724	1,427
International Paper	2,699	108
LyondellBasell Industries, Cl A	7,268	415
MeadWestvaco	694	22
Monsanto	50,601	4,789
Newmont Mining	2,126	99
Owens-Illinois	61,692	1,312
Packaging Corp of America	2,946	113
PPG Industries	223	30
Praxair	13,874	1,519
Sealed Air	72,856	1,276
Sherwin-Williams	6,395	984
Sonoco Products	320	10
Southern Copper	699	26
Vulcan Materials	947	49
WR Grace*	17,535	1,179

		18,253

Telecommunication Services — 1.2%
AT&T	7,000	236
CenturyLink	554	22
Crown Castle International	44,326	3,198
SBA Communications, Cl A	7,965	566
Verizon Communications	6,046	262
Windstream	1,862	15

		4,299

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Utilities — 0.2%
AES	854	$9
Dominion Resources	2,840	147
Duke Energy	2,553	163
Entergy	232	15
Exelon	3,536	105
FirstEnergy	225	9
NextEra Energy	541	37
Northeast Utilities	406	16
PG&E	1,643	66
Southern	3,498	150
Xcel Energy	4,583	123

		840

		262,448

Total Common Stock (Cost $308,694) ($ Thousands)		343,063

EXCHANGE-TRADED FUND — 0.6%
SPDR Gold Trust	13	2,124

Total Exchange-Traded Fund (Cost $2,133) ($ Thousands)		2,124

PREFERRED STOCK — 0.2%

Brazil — 0.2%
Vale, Cl B ADR	42,139	855

Total Preferred Stock (Cost $993) ($ Thousands)		855

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills 0.075%, 01/31/2013 (A) (B)	$546	546

Total U.S. Treasury Obligation (Cost $546) ($ Thousands)		546

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	3,957,927	3,958

Total Cash Equivalent (Cost $3,958) ($ Thousands)		3,958

6	New Covenant Funds / Semi-Annual Report / December 31, 2012

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)

TIME DEPOSITS — 0.7%
Brown Brothers Harriman
3.554%, 01/02/2013	ZAR	$3	$—
0.050%, 01/02/2013	GBP	27	44
0.064%, 01/02/2013	EUR	213	281
0.030%, 01/02/2013		1,975	1,975
0.172%, 01/02/2013	CAD	3	3
2.059%, 01/02/2013	AUD	8	8

Total Time Deposits (Cost $2,311) ($ Thousands)			2,311

Total Investments — 100.0% (Cost $318,635) ($ Thousands)			$352,857

A list of the open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	9	Mar-2013	$(1)
FTSE 100 Index	2	Mar-2013	(1)
S&P 500 Index EMINI	51	Mar-2013	(3)
S&P TSE 60 Index	1	Mar-2013	1
SPI 200 Index	1	Mar-2013	1
Topix Index	2	Mar-2013	17

			$14

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $352,725 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security (see Note 3).

‡	Real Estate Investment Trust

(1)	In U.S. Dollars unless otherwise indicated.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and London Stock Exchange

GBP — British Pound

GDR — Global Depositary Receipt

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

SPI— Share Price Index

TSE — Tokyo Stock Exchange

Topix — Tokyo Stock Price Index

ZAR — South African Rand

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$284,633	$58,430	$—	$343,063
Exchange-Traded Fund	2,124	—	—	2,124
Preferred Stock	855	—	—	855
U.S. Treasury Obligation	—	546	—	546
Cash Equivalent	3,958	—	—	3,958
Time Deposits	2,311	—	—	2,311

Total Investments in Securities	$293,881	$58,976	$—	$352,857

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*	$14	$—	$—	$14

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when the foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 45.5%

Agency Mortgage-Backed Obligations — 41.3%
FHLMC
5.500%, 12/01/2036	$434	$469
5.500%, 08/01/2038	333	360
5.500%, 11/01/2038	229	247
5.500%, 12/01/2038	1,343	1,459
5.000%, 12/01/2020	630	679
5.000%, 05/01/2022	304	327
5.000%, 04/01/2024	276	296
5.000%, 08/01/2038	93	100
5.000%, 03/01/2039	191	205
5.000%, 02/01/2040	886	984
4.500%, 11/01/2039	975	1,046
4.500%, 08/01/2040	3,272	3,524
4.500%, 08/01/2040	2,753	2,964
4.000%, 09/01/2040	221	236
3.500%, 10/01/2042	100	109
3.500%, 11/01/2042	100	109
FHLMC Multifamily Structured Pass-Through Certificates, Ser K021, Cl X1
1.515%, 06/25/2022 (A)	560	63
FHLMC REMIC, Ser 2003-2677, Cl ME
5.000%, 03/15/2032	136	138
FHLMC REMIC, Ser 2012-4073, Cl MF
0.659%, 08/15/2039 (A)	493	497
FHLMC REMIC, Ser 2007-3349, Cl AS, IO
6.291%, 07/15/2037 (A)	1,887	354
FHLMC REMIC, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/2039	682	126
FHLMC REMIC, Ser 2012-4057, Cl SA, IO
5.841%, 04/15/2039 (A)	1,007	218
FHLMC REMIC, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	619	60
FHLMC REMIC, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	1,237	162
FHLMC REMIC, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,611	189

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC REMIC, Ser 2012-4120, Cl SV, IO
5.941%, 10/15/2042 (A)	$498	$141
FHLMC TBA
3.000%, 01/15/2043	1,400	1,464
2.500%, 01/15/2028	1,000	1,044
FNMA
7.000%, 11/01/2037	17	20
7.000%, 11/01/2037	11	13
7.000%, 12/01/2037	14	16
7.000%, 02/01/2038	16	19
7.000%, 09/01/2038	9	10
7.000%, 11/01/2038	16	19
7.000%, 11/01/2038	139	165
7.000%, 11/01/2038	28	34
7.000%, 11/01/2038	17	20
6.500%, 08/01/2017	194	210
6.000%, 12/01/2035	157	166
6.000%, 07/01/2037	350	383
6.000%, 09/01/2037	453	496
6.000%, 11/01/2038	391	428
5.500%, 09/01/2034	1,361	1,489
5.500%, 02/01/2035	826	903
5.441%, 03/01/2036 (A)	184	196
5.000%, 01/01/2021	529	575
5.000%, 11/01/2025	388	425
5.000%, 06/01/2035	419	457
5.000%, 07/01/2035	2,112	2,298
5.000%, 02/01/2036	753	819
5.000%, 03/01/2036	1,076	1,171
5.000%, 03/01/2040	448	485
5.000%, 06/01/2040	86	93
5.000%, 06/01/2040	724	787
5.000%, 06/01/2040	955	1,063
4.601%, 04/01/2020	1,377	1,610
4.530%, 12/01/2019	1,004	1,185
4.501%, 01/01/2020	763	890
4.377%, 11/01/2019	524	608
4.000%, 06/01/2025	719	770
4.000%, 02/01/2041	2,332	2,502
4.000%, 09/01/2041	1,022	1,097
4.000%, 04/01/2042	5,855	6,383
3.686%, 01/01/2021	1,476	1,654
3.500%, 03/01/2041	1,125	1,200
3.500%, 10/01/2042	99	108
3.500%, 12/01/2042	200	217
3.500%, 12/01/2042	200	217
3.500%, 12/01/2042	100	108
3.030%, 12/01/2021	738	792
2.500%, 10/01/2042	1,094	1,117
2.400%, 12/01/2022	250	255
1.940%, 07/01/2019	400	408
0.569%, 01/01/2023	500	500
0.549%, 01/01/2023	500	500
0.549%, 01/01/2023	400	400

8	New Covenant Funds / Semi-Annual Report / December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.450%, 01/01/2023	$500	$500
0.210%, 01/01/2023	500	500
0.210%, 01/01/2023	500	500
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,075	1,260
FNMA, Ser 2012-111, Cl JS
5.890%, 07/25/2040 (A)	695	176
FNMA, Ser 2012-M11, Cl FA
0.712%, 08/25/2019 (A)	482	487
FNMA REMIC, Ser 2004-90, Cl LH
5.000%, 04/25/2034	2,115	2,234
FNMA REMIC, Ser 2005-22, Cl DA
5.500%, 12/25/2034	1,048	1,162
FNMA REMIC, Ser 2009-86, Cl CA
4.500%, 09/25/2024	174	176
FNMA REMIC, Ser 2010-100, Cl CS, IO
6.440%, 09/25/2040 (A)	1,854	329
FNMA REMIC, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	2,095	241
FNMA REMIC, Ser 2012-84, Cl KS, IO
5.790%, 08/25/2042 (A)	2,623	358
FNMA REMIC, Ser 2012-93, Cl SG, IO
5.890%, 09/25/2042 (A)	395	107
FNMA REMIC, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	1,608	208
FNMA TBA
5.479%, 06/01/2017	2,140	2,492
3.500%, 01/01/2041	3,700	3,945
3.000%, 01/15/2043	7,700	8,068
2.500%, 01/01/2026	2,200	2,300
2.500%, 01/01/2043	1,400	1,427
GNMA
5.500%, 02/20/2037	395	434
5.500%, 07/20/2038	235	258
5.500%, 01/15/2039	543	596
5.000%, 12/20/2038	198	209
5.000%, 03/15/2039	508	556
5.000%, 03/20/2039	395	415
5.000%, 07/20/2040	3,693	4,092
4.863%, 06/20/2061	1,658	1,891
4.826%, 06/20/2061	1,492	1,736
4.697%, 09/20/2061	1,416	1,618
4.650%, 12/20/2060	1,382	1,560
4.626%, 07/20/2061	1,534	1,727
4.500%, 07/20/2038	484	530
4.500%, 05/20/2040	2,059	2,270
4.500%, 07/20/2040	3,618	4,001
4.500%, 01/20/2041	1,101	1,215
4.295%, 07/20/2061	1,355	1,531
2.500%, 02/20/2027	2,757	2,914
GNMA, Ser 2004-10, Cl C
4.666%, 07/16/2031	793	818
GNMA, Ser 2004-108, Cl AB
4.397%, 12/16/2032 (A)	253	261

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA, Ser 2009-108, Cl WG
4.000%, 09/20/2038	$1,038	$1,119
GNMA, Ser 2009-31, Cl MA
4.500%, 08/20/2033	231	239
GNMA, Ser 2009-51, Cl A
3.853%, 02/16/2040	449	463
GNMA, Ser 2009-86, Cl A
3.536%, 09/16/2035	1,105	1,155
GNMA, Ser 2010-48, Cl AC
4.229%, 02/16/2040	806	849
GNMA, Ser 2010-71, Cl AD
3.489%, 03/16/2039	1,271	1,331
GNMA, Ser 2011-147, Cl A
2.174%, 07/16/2038	1,450	1,495
GNMA, Ser 2012-22, Cl AB
1.661%, 03/16/2033	1,480	1,507
GNMA, Ser 2012-H18, Cl NA
0.730%, 08/20/2062 (A)	398	401
GNMA, Ser 2012-H30, Cl GA
0.560%, 12/20/2062 (A)	1,500	1,497
GNMA, Ser 2013-H01, Cl TA
0.711%, 01/20/2063	500	500
GNMA, Ser 2010-26, Cl QS, IO
6.039%, 02/20/2040 (A)	331	60
GNMA, Ser 2011-141, Cl HS, IO
5.889%, 10/20/2041 (A)	613	145
GNMA, Ser 2011-146, Cl NS, IO
6.491%, 04/16/2040 (A)	531	117
GNMA, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	290	44
GNMA, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	316	81
GNMA TBA
3.500%, 01/15/2041	800	869
3.500%, 01/15/2041	400	435
3.000%, 01/15/2043	1,500	1,595

		121,855

Non-Agency Mortgage-Backed Obligations — 4.2%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.510%, 06/25/2045 (A)	418	415
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.762%, 05/10/2045 (A)	100	112
Banc of America Funding,
Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	199	199
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-3, Cl A5
5.556%, 06/10/2039 (A)	393	417
Banc of America Mortgage Trust, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	200	204

New Covenant Funds / Semi-Annual Report / December 31, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Trust, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	$200	$210
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.398%, 05/26/2036 (A)(B)	479	443
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	328	360
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.715%, 06/11/2040 (A)	550	652
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	122	121
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	360	397
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.150%, 11/17/2026 (A)(B)	100	101
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	618	653
CSMC, Ser 2012-11R, Cl A6
1.212%, 06/28/2047 (A)(B)	494	471
GE Capital Commercial Mortgage, Ser 2004-C1, Cl A3
4.596%, 11/10/2038	462	474
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/2038 (A)	416	441
Impac CMB Trust Series, Ser 2004-6, Cl 1A2
0.990%, 10/25/2034 (A)	142	124
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.871%, 04/15/2045 (A)	240	276
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	30	34
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	590	675
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
4.418%, 02/25/2035 (A)	279	286
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	170	195
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	219	249

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	$196	$203
MASTR Asset Securitization Trust 2003-7, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	179	189
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-8, Cl A3
5.949%, 08/12/2049 (A)	200	232
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	200	229
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	35	41
Morgan Stanley Reremic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	333	337
MSSR, Ser 12-IO, Cl AXA
1.000%, 03/27/2051	126	124
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.410%, 08/25/2029 (A)(B)	125	125
RALI Trust, Ser 2003-QS13, Cl A5
0.860%, 07/25/2033 (A)	131	123
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	262	262
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	249
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.823%, 12/25/2034 (A)	157	157
Sequoia Mortgage Trust, Ser 2004-5, Cl A2
0.731%, 06/20/2034 (A)	206	191
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(B)	448	461
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M2
4.610%, 10/25/2057 (A)(B)	200	207
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(B)	165	166
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.745%, 03/25/2034 (A)	516	509
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	124
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	79

10	New Covenant Funds / Semi-Annual Report / December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	$120	$121
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.827%, 05/10/2063 (A)(B)	497	52
Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (A)(B)	274	274
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C12, Cl A4
5.308%, 07/15/2041 (A)	316	333
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/2048	25	29
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.608%, 06/15/2045 (A)(B)	1,342	146

		12,472

Total Mortgage-Backed Securities (Cost $129,677) ($ Thousands)		134,327

CORPORATE OBLIGATIONS — 22.2%

Consumer Discretionary — 1.8%
American Honda Finance
1.000%, 08/11/2015 (B)	490	493
CBS
7.875%, 09/01/2023	80	106
Daimler Finance North America
6.500%, 11/15/2013	420	441
2.250%, 07/31/2019 (B)	200	202
Ford Motor Credit
8.125%, 01/15/2020	120	154
5.875%, 08/02/2021	230	268
4.250%, 09/20/2022	260	275
3.000%, 06/12/2017	200	205
Hyundai Capital America
1.625%, 10/02/2015 (B)	180	181
Macy’s Retail Holdings
5.750%, 07/15/2014	510	547
2.875%, 02/15/2023	33	32
NBC Universal Media
2.875%, 01/15/2023	100	100
News America
5.300%, 12/15/2014	510	554
TCI Communications
8.750%, 08/01/2015	536	640
Time Warner Cable
8.250%, 02/14/2014	370	401
5.000%, 02/01/2020	490	570
Walt Disney
0.450%, 12/01/2015	13	13

		5,182

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 1.1%
ConAgra Foods
2.100%, 03/15/2018	$14	$14
Costco Wholesale
0.650%, 12/07/2015	28	28
CVS Caremark
4.125%, 05/15/2021	300	338
Kimberly-Clark
6.125%, 08/01/2017	140	172
Kraft Foods Group
5.375%, 02/10/2020 (B)	206	247
3.500%, 06/06/2022 (B)	320	342
Kroger
3.900%, 10/01/2015	660	712
Mondelez International
5.375%, 02/10/2020	184	222
PepsiCo
3.000%, 08/25/2021	290	307
2.750%, 03/05/2022	80	82
2.500%, 05/10/2016	280	295
1.250%, 08/13/2017	52	52
0.700%, 08/13/2015	250	251
Safeway
3.950%, 08/15/2020	20	20
Wal-Mart Stores
4.250%, 04/15/2021	210	244

		3,326

Energy — 1.9%
Anadarko Holding
7.150%, 05/15/2028	80	97
Anadarko Petroleum
6.375%, 09/15/2017	550	657
5.950%, 09/15/2016	40	46
Apache
3.250%, 04/15/2022	360	381
2.625%, 01/15/2023	19	19
Baker Hughes
3.200%, 08/15/2021	90	96
Cameron International
1.600%, 04/30/2015	22	22
Canadian Natural Resources
3.450%, 11/15/2021	60	64
ConocoPhillips
6.000%, 01/15/2020	230	292
4.750%, 02/01/2014	43	45
Devon Energy
6.300%, 01/15/2019	320	398
3.250%, 05/15/2022	38	40
1.875%, 05/15/2017	80	82
EOG Resources
2.625%, 03/15/2023	26	26

New Covenant Funds / Semi-Annual Report / December 31, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hess
8.125%, 02/15/2019	$200	$263
7.875%, 10/01/2029	70	97
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017	230	269
Marathon Oil
6.000%, 10/01/2017	56	67
0.900%, 11/01/2015	66	66
Nabors Industries
9.250%, 01/15/2019	60	79
National Oilwell Varco
1.350%, 12/01/2017	18	18
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29
Noble Energy
4.150%, 12/15/2021	290	320
Occidental Petroleum
3.125%, 02/15/2022	230	245
2.700%, 02/15/2023	237	242
Petrodrill Five
4.390%, 04/15/2016 (D)	393	413
Petrodrill Four
4.240%, 01/15/2016	566	585
Spectra Energy Capital
5.650%, 03/01/2020	53	63
Statoil
1.200%, 01/17/2018	56	56
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	92	92
TransCanada PipeLines
2.500%, 08/01/2022	90	90
Weatherford International
9.875%, 03/01/2039	40	56
Williams Partners LP
7.250%, 02/01/2017	135	164

		5,479

Financials — 9.0%
American Express
2.650%, 12/02/2022 (B)	615	613
Arden Realty LP‡
5.250%, 03/01/2015	664	715
ASIF Global Financing XIX
4.900%, 01/17/2013 (B)	660	661
Bank of America
7.625%, 06/01/2019	365	467
5.625%, 07/01/2020	250	296
5.000%, 05/13/2021	360	411
Bank of Montreal
2.550%, 11/06/2022	145	144
1.400%, 09/11/2017	86	86
Bank of New York Mellon
4.600%, 01/15/2020	136	155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of Nova Scotia
1.375%, 12/18/2017	$200	$200
BB&T
6.850%, 04/30/2019	240	306
1.600%, 08/15/2017	56	57
Bear Stearns
7.250%, 02/01/2018	140	175
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	160
BlackRock
3.375%, 06/01/2022	58	62
Blackstone Holdings Finance
4.750%, 02/15/2023 (B)	66	70
BNP Paribas
2.375%, 09/14/2017	160	162
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
8.800%, 07/15/2019	250	339
Caterpillar Financial Services
6.200%, 09/30/2013	400	417
2.850%, 06/01/2022	53	54
1.250%, 11/06/2017	43	43
Citigroup
6.125%, 11/21/2017	815	970
6.010%, 01/15/2015	160	175
6.000%, 12/13/2013	325	340
5.375%, 08/09/2020	373	440
2.250%, 08/07/2015	400	410
CME Group
3.000%, 09/15/2022	80	81
CNA Financial
5.875%, 08/15/2020	332	392
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	320	324
ERAC USA Finance
1.400%, 04/15/2016 (B)	22	22
ERP Operating LP‡
5.375%, 08/01/2016	104	118
4.625%, 12/15/2021	104	117
General Electric Capital
6.000%, 08/07/2019	1,629	1,982
2.100%, 12/11/2019	40	40
1.625%, 07/02/2015	184	187
1.000%, 12/11/2015	25	25
Goldman Sachs Group
6.150%, 04/01/2018	320	376
6.000%, 06/15/2020	480	570
5.950%, 01/18/2018	660	768
5.375%, 03/15/2020	320	367
5.350%, 01/15/2016	427	472
HCP‡
2.625%, 02/01/2020	110	109

12	New Covenant Funds / Semi-Annual Report / December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Finance
6.676%, 01/15/2021 (B)	$260	$308
5.000%, 06/30/2015	264	286
HSBC USA
1.625%, 01/16/2018	250	250
ING Bank
2.000%, 09/25/2015 (B)	200	202
Jefferies Group
8.500%, 07/15/2019	136	163
John Deere Capital
2.250%, 04/17/2019	100	103
1.700%, 01/15/2020	9	9
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	46
JPMorgan Chase
1.100%, 10/15/2015	360	360
KeyCorp
5.100%, 03/24/2021	72	84
Macquarie Bank
5.000%, 02/22/2017 (B)	280	306
3.450%, 07/27/2015 (B)	40	42
Marsh & McLennan
4.850%, 02/15/2013	200	201
MassMutual Global Funding II
2.500%, 10/17/2022 (B)	106	104
Merrill Lynch
6.875%, 04/25/2018	390	471
MetLife
6.750%, 06/01/2016	290	343
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (B)	213	217
Morgan Stanley
6.000%, 05/13/2014	660	699
5.625%, 09/23/2019	200	226
5.500%, 07/28/2021	280	318
Nationsbank
10.200%, 07/15/2015	264	312
New York Life Global Funding
0.750%, 07/24/2015 (B)	160	160
PNC Bank
6.875%, 04/01/2018	250	313
2.700%, 11/01/2022	260	260
Principal Life Global Funding II
1.000%, 12/11/2015 (B)	37	37
0.976%, 07/09/2014 (A)(B)	48	48
Private Export Funding
4.550%, 05/15/2015	624	686
Prudential Financial
5.100%, 09/20/2014	490	525
Prudential Holdings
8.695%, 12/18/2023 (B)	564	739
Prudential Insurance of America
8.300%, 07/01/2025 (B)	150	209

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Royal Bank of Canada
1.200%, 09/19/2017	$129	$129
Royal Bank of Scotland Group
2.550%, 09/18/2015	80	82
SLM
3.875%, 09/10/2015	110	113
0.615%, 01/27/2014 (A)	550	545
Temasek Financial I
2.375%, 01/23/2023 (B)	250	246
Toyota Motor Credit
1.250%, 10/05/2017	374	377
US Bancorp
4.200%, 05/15/2014	290	305
2.950%, 07/15/2022	120	121
Virgin Media Secured Finance
6.500%, 01/15/2018	240	258
Wachovia
5.750%, 02/01/2018	320	383
Wachovia Bank
6.000%, 11/15/2017	250	300
WEA Finance
3.375%, 10/03/2022 (B)	79	81
Wells Fargo
5.625%, 12/11/2017	585	698
4.600%, 04/01/2021	480	552
2.100%, 05/08/2017	130	134
1.500%, 01/16/2018	140	140
Westpac Banking
4.200%, 02/27/2015	205	220

		26,646

Health Care — 1.4%
AbbVie
2.900%, 11/06/2022 (B)	180	183
1.750%, 11/06/2017 (B)	399	404
Agilent Technologies
6.500%, 11/01/2017	300	363
Baxter International
5.900%, 09/01/2016	300	353
Celgene
1.900%, 08/15/2017	50	51
Express Scripts Holding
3.500%, 11/15/2016 (B)	480	513
Humana
3.150%, 12/01/2022	60	60
Johnson & Johnson
1.200%, 05/15/2014	510	516
Medtronic
3.125%, 03/15/2022	190	202
Novartis Capital
2.400%, 09/21/2022	50	50
UnitedHealth Group
4.700%, 02/15/2021	68	79
2.750%, 02/15/2023	17	17
1.875%, 11/15/2016	320	330

New Covenant Funds / Semi-Annual Report / December 31, 2012	13

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Watson Pharmaceuticals
1.875%, 10/01/2017	$70	$71
WellPoint
3.300%, 01/15/2023	36	37
3.125%, 05/15/2022	400	404
1.250%, 09/10/2015	50	50
Wyeth
5.450%, 04/01/2017	230	272

		3,955

Industrials — 2.7%
3M
1.000%, 06/26/2017	60	60
ADT
3.500%, 07/15/2022 (B)	30	29
American Airlines 2011-1, Pass-Through Trust
5.250%, 01/31/2021	125	130
Burlington Northern and Santa Fe Railway 2002-2 Pass-Through Trust
5.140%, 01/15/2021	1,029	1,122
Canal Barge
4.500%, 11/12/2034 (D)	987	1,166
Caterpillar
1.500%, 06/26/2017	46	46
Continental Airlines 1999-1, Pass-Through Trust
6.545%, 02/02/2019	41	44
Continental Airlines 2012-2, Pass-Through Trust
4.000%, 10/29/2024	53	56
CSX
3.700%, 10/30/2020	56	61
CSX Transportation
6.251%, 01/15/2023	784	948
Deere
2.600%, 06/08/2022	48	49
Delta Air Lines 2012-1, Pass-Through Trust
4.750%, 05/07/2020	46	49
Eaton
2.750%, 11/02/2022 (B)	280	279
1.500%, 11/02/2017 (B)	133	133
Enterprise Products Operating
5.250%, 01/31/2020	670	796
General Electric
2.700%, 10/09/2022	42	43
0.850%, 10/09/2015	100	100
Matson Navigation
5.337%, 09/04/2028 (D)	748	854
News America
9.500%, 07/15/2024	80	114
Penske Truck Leasing LP
4.875%, 07/11/2022 (B)	72	74

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Republic Services
3.550%, 06/01/2022	$40	$42
Union Pacific
5.404%, 07/02/2025	1,167	1,291
United Parcel Service
2.450%, 10/01/2022	23	23
United Technologies
3.100%, 06/01/2022	432	457

		7,966

Information Technology — 0.6%
eBay
2.600%, 07/15/2022	19	19
1.350%, 07/15/2017	44	45
Hewlett-Packard
4.650%, 12/09/2021	88	88
3.750%, 12/01/2020	160	155
International Business Machines
1.875%, 05/15/2019	110	111
Microsoft
0.875%, 11/15/2017	15	15
Oracle
2.500%, 10/15/2022	121	122
1.200%, 10/15/2017	280	281
Texas Instruments
1.650%, 08/03/2019	26	26
0.450%, 08/03/2015	34	34
Xerox
1.710%, 09/13/2013 (A)	797	802

		1,698

Materials — 1.0%
Dow Chemical
3.000%, 11/15/2022	71	71
Ecolab
4.350%, 12/08/2021	80	89
1.450%, 12/08/2017	56	56
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	320	318
2.150%, 03/01/2017	65	65
Mosaic
3.750%, 11/15/2021	70	74
Plum Creek Timberlands LP
5.875%, 11/15/2015	332	368
Potash Corp of Saskatchewan
4.875%, 03/30/2020	64	74
Rio Tinto Finance USA
4.125%, 05/20/2021	550	608
1.625%, 08/21/2017	33	33
Southern Copper
3.500%, 11/08/2022	130	133
Vale Overseas
4.375%, 01/11/2022	915	977

		2,904

14	New Covenant Funds / Semi-Annual Report / December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.8%
America Movil
5.500%, 03/01/2014	$300	$316
3.125%, 07/16/2022	200	204
AT&T
5.600%, 05/15/2018	240	290
5.500%, 02/01/2018	330	393
1.400%, 12/01/2017	150	150
0.800%, 12/01/2015	55	55
BellSouth Telecommunications
6.375%, 06/01/2028	128	153
Discovery Communications
3.300%, 05/15/2022	96	99
GTE
6.940%, 04/15/2028	120	160
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
TCI Communications
7.875%, 02/15/2026	240	337
Verizon Communications
2.450%, 11/01/2022	280	280

		2,472

Utilities — 1.9%
American Electric Power
1.650%, 12/15/2017	10	10
American Water Capital
6.085%, 10/15/2017	765	914
Baltimore Gas & Electric
2.800%, 08/15/2022	38	38
Carolina Power & Light
2.800%, 05/15/2022	58	60
Consumers Energy
5.650%, 04/15/2020	60	74
Detroit Edison
2.650%, 06/15/2022	21	21
Duke Energy
3.550%, 09/15/2021	170	179
Duke Energy Indiana
3.750%, 07/15/2020	88	97
Entergy Louisiana
6.500%, 09/01/2018	1,172	1,427
Exelon
4.900%, 06/15/2015	400	435
Hydro-Quebec
8.400%, 01/15/2022	80	115
Kansas City Power & Light
6.375%, 03/01/2018	64	77
Nevada Power
6.500%, 08/01/2018	92	116
New Valley Generation I
7.299%, 03/15/2019	1,069	1,279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nisource Finance
3.850%, 02/15/2023	$100	$103
Pacific Gas & Electric
2.450%, 08/15/2022	26	26
PG&E
5.750%, 04/01/2014	290	308
PPL Capital Funding
4.200%, 06/15/2022	40	43
PSEG Power
5.125%, 04/15/2020	110	127
San Diego Gas & Electric
6.000%, 06/01/2026	56	76
Sempra Energy
6.150%, 06/15/2018	120	147

		5,672

Total Corporate Obligations (Cost $61,921) ($ Thousands)		65,300

ASSET-BACKED SECURITIES — 5.6%

Automotive — 1.7%
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016 (B)	101	102
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	85	85
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	120	120
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	80	80
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.509%, 01/15/2021 (A)(B)	540	541
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	400	408
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.609%, 09/15/2017 (A)(B)	680	679
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	93	93
DT Auto Owner Trust, Ser 2012-2A, Cl A
0.910%, 11/16/2015 (B)	146	147
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A2
0.400%, 09/15/2015	100	100
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A3
1.130%, 10/15/2014	103	103
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	650	650

New Covenant Funds / Semi-Annual Report / December 31, 2012	15

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A2
0.540%, 01/15/2015	$232	$232
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	109	109
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A2
0.370%, 03/16/2015	140	140
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	260	260
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	47	47
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	240	241
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	170	170
USAA Auto Owner Trust, Ser 2012-1, Cl A2
0.380%, 06/15/2015	130	130
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	110	111
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	120	121
World Omni Auto Receivables Trust, Ser 2012-A, Cl A2
0.520%, 06/15/2015	176	176
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	94	94
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	61	61

		5,000

Credit Card— 0.9%
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.359%, 03/15/2018 (A)	670	667
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	400	400
Discover Card Master Trust, Ser 2010-A1, Cl A1
0.859%, 09/15/2015 (A)	1,501	1,503

		2,570

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Home — 0.5%
Argent Securities, Ser 2004-W5, Cl AV2
0.730%, 04/25/2034 (A)	$321	$309
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	367	371
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/2035	617	629
Novastar Home Equity Loan, Ser 2003-3, Cl A2C
1.270%, 12/25/2033 (A)	310	271

		1,580

Other Asset-Backed Securities — 2.5%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.010%, 12/27/2022 (A)(B)	165	166
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.185%, 12/25/2034 (A)	708	613
CenterPoint Energy Transition Bond, Ser 2005-A, Cl A3
5.090%, 08/01/2015	1,139	1,170
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	1,486	1,631
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035 (A)	300	301
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.349%, 07/15/2036 (A)	131	108
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043 (B)	116	116
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	100	101
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.475%, 01/25/2037 (A)	95	91
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A)	150	150
Real Estate Asset Trust, Ser 2012-3A, Cl A1
2.734%, 11/25/2042 (A)(B)	190	190
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.435%, 01/25/2027 (A)	160	156
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.465%, 10/25/2029 (A)	480	445
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.960%, 05/26/2026 (A)	550	556

16	New Covenant Funds / Semi-Annual Report / December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.369%, 02/27/2017 (A)	$927	$927
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.510%, 05/25/2035 (A)	255	251
VOLT, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017 (B)	200	200
VOLT, Ser 2012-RP2A, Cl A1
4.704%, 06/26/2017 (B)(D)	109	111
VOLT, Ser 2012-RP3A, Cl A
3.475%, 11/27/2017 (B)	107	107

		7,390

Total Asset-Backed Securities (Cost $16,308) ($ Thousands)		16,540

FOREIGN BONDS — 2.7%
Bank Nederlandse Gemeenten
1.000%, 11/17/2014	700	706
BBVA US Senior SAU
4.664%, 10/09/2015	600	615
BHP Billiton Finance USA
6.500%, 04/01/2019	210	268
3.250%, 11/21/2021	140	151
BP Capital Markets
3.245%, 05/06/2022	550	579
1.375%, 11/06/2017	58	58
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	283
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.375%, 01/19/2017	310	333
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	330
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200
HSBC Holdings
4.000%, 03/30/2022	80	88
Hutchison Whampoa International
3.250%, 11/08/2022	200	201
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	180	180
Petrobras International Finance - Pifco
5.375%, 01/27/2021	1,160	1,306
Petroleos Mexicanos
4.875%, 01/24/2022	570	643
Santander US Debt
2.991%, 10/07/2013	995	997
Schlumberger Norge
4.200%, 01/15/2021	20	23
Shell International Finance
4.375%, 03/25/2020	200	232
1.125%, 08/21/2017	47	47

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Teva Pharmaceutical Finance IV
3.650%, 11/10/2021	$220	$235
Total Capital
4.250%, 12/15/2021	56	64
Total Capital International
1.550%, 06/28/2017	33	33
0.750%, 01/25/2016	11	11
Xstrata Finance Canada
2.450%, 10/25/2017	170	172
1.800%, 10/23/2015	180	181

Total Foreign Bonds (Cost $7,748) ($ Thousands)		7,936

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FHLMC
2.375%, 01/13/2022	790	825
FICO STRIPS, PO
0.000%, 05/11/2018 (C)	340	319
FNMA
2.474%, 10/09/2019 (C)	1,190	1,042
1.250%, 08/20/2013	838	844
Resolution Funding STRIPS
1.723%, 07/15/2020 (C)	100	88
1.365%, 10/15/2019 (C)	760	689
Tennessee Valley Authority
3.875%, 02/15/2021	790	917

Total U.S. Government Agency Obligations (Cost $4,699) ($ Thousands)		4,724

SOVEREIGN DEBT — 0.6%
African Development Bank
8.800%, 09/01/2019	80	107
Province of Ontario Canada
4.400%, 04/14/2020	840	989
1.100%, 10/25/2017	500	500
0.950%, 05/26/2015	160	162

Total Sovereign Debt (Cost $1,750) ($ Thousands)		1,758

MUNICIPAL BOND — 0.0%
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	25	33

Total Municipal Bond (Cost $33) ($ Thousands)		33

U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Bills
0.133%, 05/16/2013 (C)	12,900	12,896
U.S. Treasury Bonds
8.750%, 05/15/2020	1,201	1,844
4.750%, 02/15/2037	100	137

New Covenant Funds / Semi-Annual Report / December 31, 2012	17

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Concluded)

December 31, 2012

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)
U.S. Treasury Inflation-Protected Security
1.250%, 04/15/2014	$2,253	$2,322
0.625%, 04/15/2013	219	219
0.500%, 04/15/2015	940	981
U.S. Treasury Notes
4.500%, 02/15/2016	2,001	2,255
3.500%, 02/15/2018	150	171
3.500%, 05/15/2020	400	464
2.625%, 08/15/2020	200	220
2.625%, 11/15/2020	100	110
1.875%, 04/30/2014	160	164
1.625%, 08/15/2022	10	10
1.625%, 11/15/2022	520	514
1.500%, 08/31/2018	600	621
1.375%, 01/15/2013	3,360	3,361
1.375%, 05/15/2013	1,601	1,608
1.250%, 02/15/2014	2,000	2,023
1.125%, 12/31/2019	18,760	18,707
1.000%, 09/30/2016	1,150	1,172
1.000%, 09/30/2019	6,790	6,743
0.625%, 08/31/2017	3,530	3,527
0.250%, 10/15/2015	70	70
U.S. Treasury STRIPS
1.882%, 05/15/2021(C)	480	422
1.517%, 02/15/2020 (C)	1,601	1,465
1.402%, 02/15/2021 (C)	1,000	886
1.368%, 05/15/2020 (C)	480	436
1.358%, 08/15/2020 (C)	801	722
1.315%, 11/15/2019	801	738
0.865%, 05/15/2018	400	382
0.628%, 05/15/2016 (C)	1,201	1,183

Total U.S. Treasury Obligations (Cost $66,198) ($ Thousands)		66,373

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% †**	13,040,490	13,040

Total Cash Equivalent (Cost $13,040) ($ Thousands)		13,040

REPURCHASE AGREEMENT — 2.8%
Barclays Capital 0.160%, 12/31/2012, to be repurchased on 01/02/2013, repurchase price $8,200,073 (collateralized by U.S. Treasury Obligations, par value $8,375,000, 0.250%, 09/15/2015; total market value $8,364,000)	8,200	8,200

Total Repurchase Agreement (Cost $8,200) ($ Thousands)		8,200

Total Investments — 107.9% (Cost $309,574) ($ Thousands)		$318,231

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS †† — 0.0%
U.S. 10 Year Treasury Note Expires 1/19/2013, Strike Price $31	42	$6
U.S. 10 Year Treasury Note Expires 1/19/2013, Strike Price $33.50	56	17

Total Purchased Options (Cost $24) ($ Thousands)		23

WRITTEN OPTION †† — 0.0%
U.S. 10 Year Treasury Note Expires 1/19/2013, Strike Price $34.50	(14)	(1)

Total Written Option (Premiums Received $1) ($ Thousands)		$(1)

A list of the open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	54	Jun-2014	$3
90-Day Euro$	(54)	Jun-2015	—
U.S. 10-Year Treasury Note	(197)	Mar-2013	91
U.S. 2-Year Treasury Note	46	Mar-2013	2
U.S. 5-Year Treasury Note	(46)	Mar-2013	(3)
U.S. Long Treasury Bond	(8)	Mar-2013	11

			$104

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

The options contracts and futures contracts are both considered to have interest rate risk associated with them.

Percentages are based on a Net Assets of $295,003 ($ Thousands).

‡	Real Estate Investment Trust

**	The rate reported is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security (see Note 3).

††	For the period ended December 31, 2012, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security considered illiquid. The total value of such securities as of December 31, 2012 was $2,544 ($ Thousands) and represented 8.6% of Net Assets.

Cl — Class

FICO — Financing Corporation

18	New Covenant Funds / Semi-Annual Report / December 31, 2012

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

LP — Limited Partnership

NY — New York

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Security

TBA — To Be Announced

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$—	$134,327	$—	$134,327
Corporate Obligations	—	65,300	—	65,300
Asset-Backed Securities	—	16,540	—	16,540
Foreign Bonds	—	7,936	—	7,936
U.S. Government Agency
Obligations	—	4,724	—	4,724
Sovereign Debt	—	1,758	—	1,758
Municipal Bond	—	33	—	33
U.S. Treasury Obligations	—	66,373	—	66,373
Cash Equivalent	13,040	—	—	13,040
Repurchase Agreement	—	8,200	—	8,200

Total Investments in Securities	$13,040	$305,191	$—	$318,231

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *	$104	$—	$—	$104
Purchased Options	23	—	—	23
Written Options	(1)	—	—	(1)

Total Other Financial Instruments	$126	$—	$—	$126

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2012	19

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 98.9%
New Covenant Growth Fund†	4,632,910	$159,604
New Covenant Income Fund†	4,428,899	103,813

Total Investment Companies (Cost $222,693) ($ Thousands)		263,417

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†*	2,807,063	2,807

Total Cash Equivalent (Cost $2,807) ($ Thousands)		2,807

Total Investments — 100.0% (Cost $225,500) ($ Thousands)		$266,224

Percentages are based on a Net Assets of $266,318 ($ Thousands).

*	The rate reported is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security (see Note 3).

Cl — Class

As of December 31, 2012, all of the Fund’s investments were considered level 1.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	New Covenant Funds / Semi-Annual Report / December 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.4%
New Covenant Growth Fund†	823,860	$28,382
New Covenant Income Fund†	2,241,952	52,551

Total Investment Companies (Cost $72,413) ($ Thousands)		80,933

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†*	478,509	479

Total Cash Equivalent (Cost $479) ($ Thousands)		479

Total Investments — 100.0% (Cost $72,892) ($ Thousands)		$81,412

Percentages are based on a Net Assets of $81,449 ($ Thousands).

*	The rate reported is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security (see Note 3).

Cl — Class

As of December 31, 2012, all of the Fund’s investments were considered level 1.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2012	21

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

December 31, 2012

	Growth Fund		Income Fund	Balanced Growth Fund		Balanced Income Fund
ASSETS:
Investments, at value†	$348,899		$305,191	$—		$—
Affiliated investments, at value††	3,958		13,040	266,224		81,412
Options purchased, at value††††	—		23	—		—
Cash	—		17	—		—
Foreign currency, at value†††	1		—	—		—
Dividends and interest receivable	255		1,474	126		64
Foreign tax reclaim receivable	182		—	—		—
Receivable for variation margin	93		41	—		—
Receivable for fund shares sold	88		98	136		18
Receivable for investment securities sold	—		5,757	—		—
Initial margin for futures contracts	—		309	—		—
Prepaid expenses	21		12	8		3
Total Assets	353,497		325,962	266,494		81,497
LIABILITIES:
Payable for investment securities purchased	269		30,318	—		—
Investment advisory fees payable	139		62	—		—
Administration fees payable	84		66	19		11
Social witness and licensing fees payable	43		36	—		—
Trustees’ fees payable	30		18	13		4
Shareholder servicing fees payable	30		25	—		—
Payable for fund shares redeemed	7		17	75		5
Payable for variation margin	2		1	—		—
Payable to custodian	1		—	—		—
CCO fees payable	1		—	—		—
Income distribution payable	—		311	—		—
Options written, at value††††	—		1	—		—
Accrued expense payable	166		104	69		28
Total Liabilities	772		30,959	176		48
Net Assets	$352,725		$295,003	$266,318		$81,449
† Cost of investments	$314,677		$296,534	$—		$—
†† Cost of affiliated investments	3,958		13,040	225,500		72,892
††† Cost of foreign currency	1		—	—		—
†††† Option premiums paid/(received)	—		23	—		—
NET ASSETS:
Paid-in Capital — (unlimited authorization — par value $0.001)	$272,519		$340,922	$249,425		$75,339
Distributions in excess of net investment income	(338)		(248)	—		—
Accumulated net realized gain (loss) on investments, affiliated investments, written and purchased options, futures contracts, and foreign currency transactions	46,298		(54,431)	(23,831)		(2,410)
Net unrealized appreciation on investments, affiliated investments and written and purchased options	34,222		8,656	40,724		8,520
Net unrealized appreciation on futures contracts	14		104	—		—
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	10		—	—		—
Net Assets	$352,725		$295,003	$266,318		$81,449
Net Asset Value, Offering and Redemption Price Per Share	$34.45		$23.44	$86.44		$19.75
	($352,725,470 ÷ 10,240,221 shares	)	($295,002,696 ÷ 12,583,064 shares )	($266,318,267 ÷ 3,081,077 shares	)	($81,449,021 ÷ 4,124,202 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	New Covenant Funds / Semi-Annual Report / December 31, 2012

Statements of Operations ($ Thousands) (Unaudited)

For the six month period ended December 31, 2012

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend Income	$4,772	$4	$—	$—
Dividend Income from Affiliated Registered Investment Company	1	—	2,544	761
Interest Income	1	3,388	—	—
Less: Foreign Taxes Withheld	(118)	—	—	—
	4,656	3,392	2,544	761
Expenses:
Investment Advisory Fees	1,547	700	—	—
Administration Fees	499	333	264	83
Social Witness and Licensing Fees	374	250	—	—
Shareholder Servicing Fees	250	167	—	—
Trustee Fees	16	9	7	2
Chief Compliance Officer Fees	2	1	1	—
Professional Fees	87	51	40	12
Transfer Agent Fees	62	37	29	11
Custodian Fees	31	6	4	1
Printing Fees	26	15	12	4
Registration Fees	17	10	8	5
Other Expenses	30	27	11	3
Total Expenses	2,941	1,606	376	121
Less:
Waiver of Investment Advisory Fees	(541)	(358)	—	—
Waiver of Administration Fees	—	—	(184)	(37)
Net Expenses	2,400	1,248	192	84
Net Investment Income	2,256	2,144	2,352	677
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	69,513 (1)	4,520 (1)	—	—
Affiliated Investments	—	—	4,911	2,043
Written and Purchased Options	—	(19)	—	—
Futures Contracts	178	(400)	—	—
Foreign Currency Transactions	13	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(22,832)	(858)	—	—
Affiliated Investments	—	—	6,591	325
Written and Purchased Options	—	(1)	—	—
Futures Contracts	14	263	—	—
Net Increase in Net Assets Resulting from Operations	$49,142	$5,649	$13,854	$3,045

(1)	Includes realized gains from an in-kind transfer of securities (see Note 7).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2012	23

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2012 (Unaudited) and the year ended June 30, 2012

	Growth Fund			Income Fund
	07/01/12 to 12/31/12		07/01/11 to 06/30/12	07/01/12 to 12/31/12		07/01/11 to 06/30/12
Operations:
Net Investment Income	$2,256		$6,828	$2,144		$11,354
Net Realized Gain from Investments, Affiliated Investments, Written and Purchased Options and Futures Contracts	69,691	(2)	74,483	4,101	(2)	14,481
Net Realized Gain (Loss) on Foreign Currency Transactions	13		(97)	—		—
Net Change in Unrealized Depreciation on Investments, Affiliated Investments, Written and Purchased Options and Futures Contracts	(22,818)		(79,477)	(596)		(2,345)
Net Change in Unrealized Depreciation on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—		(44)	—		—
Net Increase in Net Assets Resulting from Operations	49,142		1,693	5,649		23,490
Dividends and Distributions From:
Net Investment Income	(4,647)		(5,067)	(2,921)		(15,213)
Total Dividends and Distributions	(4,647)		(5,067)	(2,921)		(15,213)
Capital Share Transactions:
Proceeds from Shares Issued	10,702		44,541	19,600		43,115
Reinvestment of Dividends & Distributions	590		413	348		1,156
Cost of Shares Redeemed	(355,373	)(1)	(110,902)	(102,543	)(1)	(132,814	)(1)
Decrease in Net Assets Derived from Capital Share Transactions	(344,081)		(65,948)	(82,595)		(88,543)
Net Decrease in Net Assets	(299,586)		(69,322)	(79,867)		(80,266)
Net Assets:
Beginning of Period	652,311		721,633	374,870		455,136
End of Period	$352,725		$652,311	$295,003		$374,870
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(338)		$2,053	$(248)		$529
Share Transactions:
Shares Issued	325		1,482	838		1,865
Shares Issued in Lieu of Dividends and Distributions	18		14	15		50
Shares Redeemed	(10,340)		(3,442)	(4,370)		(5,735)
Decrease in Net Assets Derived from Share Transactions	(9,997)		(1,946)	(3,517)		(3,820)

(1)	Includes redemptions as a result of an in-kind transfer of securities (see Note 7).
(2)	Includes realized gains from an in-kind transfer of securities (see Note 7).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	New Covenant Funds / Semi-Annual Report / December 31, 2012

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2012 (Unaudited) and the year ended June 30, 2012

	Balanced Growth Fund		Balanced Income Fund
	07/01/12 to 12/31/12	07/01/11 to 06/30/12	07/01/12 to 12/31/12	07/01/11 to 06/30/12
Operations:
Net Investment Income	$2,352	$4,021	$677	$1,891
Net Realized Gain from Affiliated Investments	4,911	311	2,043	260
Net Change in Unrealized Appreciation on Affiliated Investments	6,591	915	325	563
Net Increase in Net Assets Resulting from Operations	13,854	5,247	3,045	2,714
Dividends and Distributions From:
Net Investment Income	(2,791)	(3,583)	(942)	(1,626)
Total Dividends and Distributions	(2,791)	(3,583)	(942)	(1,626)
Capital Share Transactions:
Proceeds from Shares Issued	5,729	14,122	2,800	4,504
Reinvestment of Dividends & Distributions	2,201	2,837	587	1,050
Cost of Shares Redeemed	(11,174)	(31,438)	(9,643)	(13,171)
Decrease in Net Assets Derived from Capital Share Transactions	(3,244)	(14,479)	(6,256)	(7,617)
Net Increase (Decrease) in Net Assets	7,819	(12,815)	(4,153)	(6,529)
Net Assets:
Beginning of Period	258,499	271,314	85,602	92,131
End of Period	$266,318	$258,499	$81,449	$85,602
Undistributed Net Investment Income Included in Net Assets at Period End	$—	$439	$—	$265
Share Transactions:
Shares Issued	67	177	143	238
Shares Issued in Lieu of Dividends and Distributions	26	36	30	57
Shares Redeemed	(131)	(389)	(495)	(706)
Decrease in Net Assets Derived from Share Transactions	(38)	(176)	(322)	(411)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2012	25

Financial Highlights

For the period December 31, 2012 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Growth Fund
	2012(2)	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$32.23	$32.53		$25.11	$22.68	$31.95	$38.90
INVESTMENT ACTIVITIES:
Net investment income	0.15 (1)	0.31	(1)	0.24	0.21	0.29	0.26
Net realized and unrealized gains (losses) on securities and foreign currency transactions	2.42 (1)	(0.38	)(1)	7.41	2.43	(9.29)	(4.98)
Total from investment activities	2.57	(0.07)		7.65	2.64	(9.00)	(4.72)
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.23)		(0.23)	(0.18)	(0.25)	(0.24)
Net realized gains	—	—		—	—	—	(1.97)
Tax return of capital	—	—		—	(0.03)	(0.02)	(0.02)
Total dividends and distributions	(0.35)	(0.23)		(0.23)	(0.21)	(0.27)	(2.23)
Net Asset Value, End of Period	$34.45	$32.23		$32.53	$25.11	$22.68	$31.95
Total Return†	8.01%	(0.15)%		30.54%	11.54%	(28.16)%	(12.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ thousands)	$352,725	$652,311		$721,633	$624,923	$598,209	$836,086
Ratio of net expenses to average net assets	0.96%	0.97%		1.08%	1.19%	1.12%	1.10%
Ratio of expenses to average net assets, excluding waivers	1.18%	1.03%		1.12%	1.29%	1.30%	1.29%
Ratio of net investment income to average net assets	0.90%	1.01%		0.78%	0.68%	1.15%	0.73%
Portfolio turnover rate	15%	83%		44%	81%	94%	65%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2012. All ratios have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	New Covenant Funds / Semi-Annual Report / December 31, 2012

Financial Highlights

For the period December 31, 2012 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Income Fund
	2012(2)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.28	$22.85	$22.57	$20.93	$23.73	$24.52
INVESTMENT ACTIVITIES:
Net investment income	0.15 (1)	0.60 (1)	0.62	0.81	1.11	1.16
Net realized and unrealized gains (losses) on securities	0.21 (1)	0.62 (1)	0.27	1.62	(2.79)	(0.81)
Total from investment activities	0.36	1.22	0.89	2.43	(1.68)	0.35
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.79)	(0.61)	(0.79)	(1.12)	(1.14)
Total dividends and distributions	(0.20)	(0.79)	(0.61)	(0.79)	(1.12)	(1.14)
Net Asset Value, End of Period	$23.44	$23.28	$22.85	$22.57	$20.93	$23.73
Total Return†	1.56%	5.45%	4.00%	11.72%	(6.90)%	1.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ thousands)	$295,003	$374,870	$455,136	$401,736	$373,446	$496,325
Ratio of net expenses to average net assets	0.75%	0.75%	0.83%	0.87%	0.86%	0.85%
Ratio of expenses to average net assets, excluding waivers	0.96%	0.81%	0.89%	1.03%	1.02%	1.01%
Ratio of net investment income to average net assets	1.28%	2.60%	2.76%	3.68%	5.15%	4.70%
Portfolio turnover rate	170%	95%	38%	76%	230%	170%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2012. All ratios have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2012	27

Financial Highlights

For the period December 31, 2012 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Balanced Growth Fund
	2012(2)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$82.87	$82.33	$69.47	$63.31	$82.49	$90.86
INVESTMENT ACTIVITIES:
Net investment income	0.76 (1)	1.25 (1)	0.99	1.11	1.70	1.83
Net realized and unrealized gains (losses) on securities	3.71 (1)	0.41 (1)	12.86	6.16	(18.25)	(8.37)
Total from investment activities	4.47	1.66	13.85	7.27	(16.55)	(6.54)
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.90)	(1.12)	(0.99)	(1.06)	(1.69)	(1.83)
Net realized gains	—	—	—	—	(0.93)	—
Tax return of capital	—	—	— (3)	(0.05)	(0.01)	—
Total dividends and distributions	(0.90)	(1.12)	(0.99)	(1.11)	(2.63)	(1.83)
Net Asset Value, End of Period	$86.44	$82.87	$82.33	$69.47	$63.31	$82.49
Total Return†	5.43%	2.07%	19.99%	11.43%	(19.96)%	(7.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ thousands)	$266,318	$258,499	$271,314	$237,504	$221,070	$305,294
Ratio of net expenses to average net assets	0.15%	0.14%	0.18%	0.23%	0.13%	0.15%
Ratio of expenses to average net assets, excluding waivers	0.28%	0.17%	0.26%	0.40%	0.37%	0.39%
Ratio of net investment income to average net assets	1.78%	1.55%	1.25%	1.56%	2.56%	2.07%
Portfolio turnover rate	4%	9%	8%	7%	7%	17%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2012. All ratios have been annualized.
(3)	Less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds / Semi-Annual Report / December 31, 2012

Financial Highlights

For the period December 31, 2012 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Balanced Income Fund
	2012(2)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.25	$18.97	$17.06	$15.66	$19.01	$20.40
INVESTMENT ACTIVITIES:
Net investment income	0.16 (1)	0.41 (1)	0.31	0.38	0.56	0.60
Net realized and unrealized gains (losses) on securities	0.57 (1)	0.22 (1)	1.91	1.39	(3.35)	(1.39)
Total from investment activities	0.73	0.63	2.22	1.77	(2.79)	(0.79)
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.35)	(0.31)	(0.36)	(0.55)	(0.60)
Tax return of capital	—	—	— (3)	(0.01)	(0.01)	—
Total dividends and distributions	(0.23)	(0.35)	(0.31)	(0.37)	(0.56)	(0.60)
Net Asset Value, End of Period	$19.75	$19.25	$18.97	$17.06	$15.66	$19.01
Total Return†	3.79%	3.42%	13.07%	11.31%	(14.60)%	(3.95)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ thousands)	$81,449	$85,602	$92,131	$85,037	$78,665	$102,657
Ratio of net expenses to average net assets	0.20%	0.18%	0.22%	0.24%	0.16%	0.20%
Ratio of expenses to average net assets, excluding waivers	0.29%	0.20%	0.30%	0.40%	0.40%	0.44%
Ratio of net investment income to average net assets	1.63%	2.18%	1.65%	2.17%	3.47%	2.97%
Portfolio turnover rate	4%	9%	8%	7%	10%	10%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2012. All ratios have been annualized.
(3)	Less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2012	29

Notes to Financial Statements (Unaudited)

December 31, 2012

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities

30	New Covenant Funds / Semi-Annual Report / December 31, 2012

that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the six-months ended December 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-months ended December 31, 2012, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification reference the Schedule of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

New Covenant Funds / Semi-Annual Report / December 31, 2012	31

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2012

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2012, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Income Fund had option contracts as of December 31, 2012, as disclosed in the Fund’s Schedule of Investments.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Refer to each Fund’s Schedule of Investments for details regarding open option contracts as of December 31, 2012, if applicable.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

32	New Covenant Funds / Semi-Annual Report / December 31, 2012

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. Under the terms of the Administration Agreement, the Administrator is entitled to a fee of 0.20% of each Fund’s average daily net assets. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, the voluntary expense limitations are 0.14% and 0.20% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated at any time.

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

New Covenant Funds / Semi-Annual Report / December 31, 2012	33

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2012

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with the SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.62% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Effective October 1, 2012 the voluntary expense limitations are 1.02% and 0.80% for the Growth Fund and Income Fund, respectively. Prior to October 1,2012 the voluntary expense limitations were 0.92% and 0.70% for the Growth Fund and Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following are the sub-advisers for the Growth Fund: Baillie Gifford Overseas Limited., Parametric Portfolio Associates, Sustainable Growth Advisers, LP., Tocqueville Asset Management L.P., Waddell & Reed Investment Management Company, and WestEnd Advisors LLC.

The following are the sub-advisers for the Income Fund: J.P. Morgan Investment Management Inc., Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement — The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

34	New Covenant Funds / Semi-Annual Report / December 31, 2012

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the six-months ended December 31, 2012, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Sales (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Purchases of U.S. Government Securities ($ Thousands)	Sales of U.S. Government Securities ($ Thousands)
Growth Fund	$71,086	$418,131	$—	$—
Income Fund	35,902	34,834	471,640	530,493
Balanced Growth Fund	9,832	13,822	—	—
Balanced Income Fund	3,644	9,792	—	—

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years ended June 30, 2012 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gain ($ Thousands)	Total Taxable Deductions ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Growth Fund	2012	$5,067	$—	$5,067	$—	$5,067
	2011	5,337	—	5,337	—	5,337
Income Fund	2012	15,213	—	15,213	—	15,213
	2011	11,860	—	11,860	—	11,860
Balanced Growth Fund	2012	3,583	—	3,583	—	3,583
	2011	3,264	—	3,264	2	3,266
Balanced Income Fund	2012	1,626	—	1,626	—	1,626
	2011	1,498	—	1,498	11	1,509

As of June 30, 2012, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Post-October Losses ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation/ ($ Thousands)	Other Temporary Differences ($ Thousands)	Earnings/ (Accumulated Losses) ($ Thousands)
Growth Fund	$2,053	$—	$(19,929)	$53,587	$—	$35,711
Income Fund	1,066	—	(58,250)	9,515	(978)	(48,647)
Balanced Growth Fund	439	(363)	(18,100)	23,854	—	5,830
Balanced Income Fund	265	—	(3,089)	6,831	—	4,007

New Covenant Funds / Semi-Annual Report / December 31, 2012	35

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2012

Post-October losses represent losses realized on investment transactions from November 1, 2011 through June 30, 2012 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2013 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards June 30, 2012
Growth Fund	$—	$—	$(19,929)	$—	$(19,929)
Income Fund	—	(1,579)	(56,671)	—	(58,250)
Balanced Growth Fund	—	(764)	(8,630)	(3,098)	(12,492)
Balanced Income Fund	(792)	(335)	(1,962)	—	(3,089)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Balanced Growth Fund	$—	$(5,608)	$(5,608)

* This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended June 30, 2012, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Growth Fund	$69,001
Income Fund	9,791
Balanced Income Fund	272

For Federal income tax purposes, the cost of securities owned at December 31, 2012, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on total investments, held by the Funds at December 31, 2012, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Growth Fund	$318,635	$46,110	$(11,888)	$34,222
Income Fund	309,574	8,936	(279)	8,657
Balanced Growth Fund	225,500	43,314	(2,590)	40,724
Balanced Income Fund	72,892	10,328	(1,808)	8,520

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

36	New Covenant Funds / Semi-Annual Report / December 31, 2012

The Growth Fund concentrates its investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

7. IN-KIND TRANSFER OF SECURITIES

During the six-months ended December 31, 2012, the Growth Fund redeemed shares of beneficial interest in the form of securities and cash totaling $326,398 ($ Thousands). These securities were transferred at their current value on the date of such transactions.

Date of Transfer	Shares Redeemed (Thousands)	Value of Investment Securities ($ Thousands)	Gains ($ Thousands)	Cash ($ Thousands)
09/25/12	9,472	$309,299	$57,120	$17,099

During the six-months ended December 31, 2012, the Income Fund redeemed shares of beneficial interest in the form of securities and cash totaling $78,475 ($ Thousands). These securities were transferred at their current value on the date of such transactions.

Date of Transfer	Shares Redeemed (Thousands)	Value of Investment Securities ($ Thousands)	Gains ($ Thousands)	Cash ($ Thousands)
09/25/12	3,342	$69,860	$2,278	$8,615

During the year ended June 30, 2012, the Income Fund redeemed shares of beneficial interest in the form of securities and cash totaling $80,000 ($Thousands). These securities were transferred at their current value on the date of such transactions.

Date of Transfer	Shares Redeemed (Thousands)	Value of Investment Securities ($ Thousands)	Gains ($ Thousands)	Cash ($ Thousands)
04/18/12	3,450	$75,544	$2,602	$4,456

New Covenant Funds / Semi-Annual Report / December 31, 2012	37

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2012

8. SECURITIES LENDING

The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least equal to 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. As of December 31, 2012, the Growth Fund and Income Fund did not participate in securities lending.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standard Board issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2012.

38	New Covenant Funds / Semi-Annual Report / December 31, 2012

Disclosure of Fund Expenses

December 31, 2012 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,080.10	0.96%	$5.03
Hypothetical 5% Return	$1,000.00	$1,020.37	0.96%	$4.89
Income Fund
Actual Fund Return	$1,000.00	$1,015.60	0.75%	$3.81
Hypothetical 5% Return	$1,000.00	$1,021.42	0.75%	$3.82
Balanced Growth Fund
Actual Fund Return	$1,000.00	$1,054.30	0.15%	$0.78
Hypothetical 5% Return	$1,000.00	$1,024.45	0.15%	$0.77
Balanced Income Fund
Actual Fund Return	$1,000.00	$1,037.90	0.20%	$1.03
Hypothetical 5% Return	$1,000.00	$1,024.20	0.20%	$1.02

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

New Covenant Funds / Semi-Annual Report / December 31, 2012	39

NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Timothy P. Clark

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1-877-835-4531

One Freedom Valley Drive

Oaks, Pennsylvania 19456

NCF-F-004

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments

(a)	The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert. A Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert. A Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2013

By	/s/ Peter A. Rodriquez
Peter A. Rodriguez
Controller & CFO

Date: March 8, 2013